Statement Of Financial Highlights - $ / item		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Millburn Multi-Markets Fund L.P. [Member] | Limited Partners [Member] | Series A [Member]
NET ASSET VALUE PER UNIT - Beginning of period		975.44	849.81
INCOME (LOSS) ALLOCATED FROM THE MASTER FUND:
Net investment loss	[1]	(45.32)	(44.15)
Total trading and investing gains	[1]	88.73	169.78
Net income before profit share allocation from the Master Fund		43.41	125.63
Less: profit share allocation from Master Fund	[1],[2],[3]
Net income after profit share allocation from the Master Fund		43.41	125.63
NET ASSET VALUE PER UNIT - End of period		1,018.85	975.44
TOTAL RETURN BEFORE PROFIT SHARE ALLOCATION FROM THE MASTER FUND		4.45%	14.78%
LESS: PROFIT SHARE ALLOCATION FROM THE MASTER FUND	[2],[3]
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION FROM THE MASTER FUND		4.45%	14.78%
RATIOS TO AVERAGE NET ASSET VALUE:
Expenses	[4]	4.77%	4.93%
Profit share allocation from the Master Fund	[2],[3]
Total expenses		4.77%	4.93%
Net investment loss	[4],[5]	(4.56%)	(4.82%)
Millburn Multi-Markets Fund L.P. [Member] | Limited Partners [Member] | Series B [Member]
NET ASSET VALUE PER UNIT - Beginning of period		1,065.18	911.91
INCOME (LOSS) ALLOCATED FROM THE MASTER FUND:
Net investment loss	[1]	(30.70)	(30.30)
Total trading and investing gains	[1]	97.67	183.57
Net income before profit share allocation from the Master Fund		66.97	153.27
Less: profit share allocation from Master Fund	[1],[2],[3]	7.10
Net income after profit share allocation from the Master Fund		59.87	153.27
NET ASSET VALUE PER UNIT - End of period		1,125.05	1,065.18
TOTAL RETURN BEFORE PROFIT SHARE ALLOCATION FROM THE MASTER FUND		6.27%	16.81%
LESS: PROFIT SHARE ALLOCATION FROM THE MASTER FUND	[2],[3]	0.65%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION FROM THE MASTER FUND		5.62%	16.81%
RATIOS TO AVERAGE NET ASSET VALUE:
Expenses	[4]	3.02%	3.18%
Profit share allocation from the Master Fund	[2],[3]	0.65%
Total expenses		3.67%	3.18%
Net investment loss	[4],[5]	(2.81%)	(3.07%)
Millburn Multi-Markets Fund L.P. [Member] | Limited Partners [Member] | Series C [Member]
NET ASSET VALUE PER UNIT - Beginning of period		1,079.79	922.11
INCOME (LOSS) ALLOCATED FROM THE MASTER FUND:
Net investment loss	[1]	(28.41)	(28.18)
Total trading and investing gains	[1]	98.94	185.86
Net income before profit share allocation from the Master Fund		70.53	157.68
Less: profit share allocation from Master Fund	[1],[2],[3]	7.10
Net income after profit share allocation from the Master Fund		63.43	157.68
NET ASSET VALUE PER UNIT - End of period		1,143.22	1,079.79
TOTAL RETURN BEFORE PROFIT SHARE ALLOCATION FROM THE MASTER FUND		6.52%	17.10%
LESS: PROFIT SHARE ALLOCATION FROM THE MASTER FUND	[2],[3]	0.65%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION FROM THE MASTER FUND		5.87%	17.10%
RATIOS TO AVERAGE NET ASSET VALUE:
Expenses	[4]	2.77%	2.93%
Profit share allocation from the Master Fund	[2],[3]	0.65%
Total expenses		3.42%	2.93%
Net investment loss	[4],[5]	(2.56%)	(2.82%)
Millburn Multi-Markets Trading L.P. [Member]
Total return before General Partner profit share allocation		6.82%	17.43%
Less: General Partner profit share allocation		0.56%
Total return after General Partner profit share allocation		6.26%	17.43%
RATIOS TO AVERAGE NET ASSET VALUE:
Expenses	[6],[7]	2.52%	2.63%
General Partner profit share allocation		0.56%
Total expenses	[6],[7]	3.08%	2.63%
Net investment loss	[6],[7],[8]	(2.31%)	(2.52%)
Millburn Multi-Markets Trading L.P. [Member] | Limited Partners [Member]
Total return before General Partner profit share allocation		5.67%	16.42%
Less: General Partner profit share allocation		0.09%	0.24%
Total return after General Partner profit share allocation		5.58%	16.18%
RATIOS TO AVERAGE NET ASSET VALUE:
Expenses	[6],[7]	3.59%	3.49%
General Partner profit share allocation		0.09%	0.24%
Total expenses	[6],[7]	3.68%	3.73%
Net investment loss	[6],[7],[8]	(3.38%)	(3.38%)

[1]	The net investment loss per unit and profit share allocation from the Master Fund per unit is calculated by dividing the net investment loss and profit share allocation from the Master Fund by the average number of units outstanding during the year. Total trading and investing losses is a balancing amount necessary to reconcile the change in net asset value per unit with the other per unit information.
[2]	Profit share for Series B and C is calculated based on Series B and C aggregate trading profits and may be impacted by rebalancing due to monthly capital activity.
[3]	Profit share for Series B and C is calculated based on Series B and C aggregate trading profits and may be impacted by rebalancing due to monthly capital activity.
[4]	Includes the Partnership's proportionate share of income and expense allocated from the Master Fund.
[5]	Excludes profit share allocation from the Master Fund and includes interest income.
[6]	Includes the proportionate share of expenses of the U.S. Feeder, Cayman Feeder and Cayman SPC Feeder (as defined in Footnote 1).
[7]	Ratios are computed net of voluntary waivers of operating expenses borne by the General Partner of the Partnership. For each of the years ended December 31, 2015 and 2014, the ratios are net of the 0.10% and 0.06% effect of the voluntary waivers of operating expenses, respectively.
[8]	Excludes General Partner profit share allocation and includes interest income.